Business combinations - Schedule of purchase price allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 07, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill	$ 111,487	$ 111,487	$ 111,487		$ 0
North American Title Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash				$ 35,704
Restricted cash				1,566
Investments				61,398
Receivables				15,239
Fixed assets				1,659
Prepaid expenses, deposits and other assets				2,197
Title plants				16,993
Trade names				5,871
Total identifiable assets acquired				140,627
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable				(9,409)
Accrued expenses and other liabilities				(12,218)
Liability for loss and loss adjustment expenses				(59,266)
Total liabilities assumed				(80,893)
Net identifiable assets acquired				59,734
Goodwill				111,946
Total consideration transferred				$ 171,680